Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Schedule of purchase commitments

		Less than One	Over One
	Total	Year	Year
	US$	US$	US$
Purchase commitments	25	25	—
Total	25	25	—